S-K 1602(c) Dilution	Sep. 30, 2025 USD ($) $ / shares shares
Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.55
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	2.45
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 7.62
Net Tangible Book Value	$ (479,600)
Net Tangible Book Value, Proceeds from Offering	288,500,000
Net Tangible Book Value, Adjusted	$ 271,191,743
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Offering (in Shares) | shares	28,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	35,937,500
Over-allotment Option Exercised [Member] | No Redemption [Member] | Offering Costs Excluded from Net Tangible Book Value Before this Offering [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 421,343
Over-allotment Option Exercised [Member] | No Redemption [Member] | Upfront Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,625,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Advisory Fee [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,625,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 0
Number of Shares Used, Adjustment (in Shares) | shares	0
Over-allotment Option Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.01
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	2.99
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 7.08
Net Tangible Book Value	$ (479,600)
Net Tangible Book Value, Proceeds from Offering	288,500,000
Net Tangible Book Value, Adjusted	$ 201,472,993
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Offering (in Shares) | shares	28,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	28,750,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Excluded from Net Tangible Book Value Before this Offering [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 421,343
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(6,468,750)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Advisory Fee [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,625,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (71,875,000)
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.11
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.89
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 6.18
Net Tangible Book Value	$ (479,600)
Net Tangible Book Value, Proceeds from Offering	288,500,000
Net Tangible Book Value, Adjusted	$ 131,754,243
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Offering (in Shares) | shares	28,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	21,562,500
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Excluded from Net Tangible Book Value Before this Offering [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 421,343
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(4,312,500)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Advisory Fee [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,625,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (143,750,000)
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 4.32
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.68
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 4.39
Net Tangible Book Value	$ (479,600)
Net Tangible Book Value, Proceeds from Offering	288,500,000
Net Tangible Book Value, Adjusted	$ 62,035,493
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Offering (in Shares) | shares	28,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,375,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Excluded from Net Tangible Book Value Before this Offering [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 421,343
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,156,250)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Advisory Fee [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,625,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (215,625,000)
Number of Shares Used, Adjustment (in Shares) | shares	(21,562,500)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (1.07)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	11.07
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ (1)
Net Tangible Book Value	$ (479,600)
Net Tangible Book Value, Proceeds from Offering	288,500,000
Net Tangible Book Value, Adjusted	$ (7,683,257)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Offering (in Shares) | shares	28,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,187,500
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Excluded from Net Tangible Book Value Before this Offering [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 421,343
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Advisory Fee [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,625,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (287,500,000)
Number of Shares Used, Adjustment (in Shares) | shares	(28,750,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.54
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	2.46
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 7.61
Net Tangible Book Value	$ (479,600)
Net Tangible Book Value, Proceeds from Offering	251,000,000
Net Tangible Book Value, Adjusted	$ 235,716,743
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Offering (in Shares) | shares	25,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	31,250,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Offering Costs Excluded from Net Tangible Book Value Before this Offering [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 421,343
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Upfront Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,500,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Advisory Fee [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,500,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(225,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 0
Number of Shares Used, Adjustment (in Shares) | shares	0
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 7.07
Net Tangible Book Value	$ (479,600)
Net Tangible Book Value, Proceeds from Offering	251,000,000
Net Tangible Book Value, Adjusted	$ 175,091,743
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Offering (in Shares) | shares	25,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Excluded from Net Tangible Book Value Before this Offering [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 421,343
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(5,625,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Advisory Fee [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(225,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (62,500,000)
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.1
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.9
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 6.17
Net Tangible Book Value	$ (479,600)
Net Tangible Book Value, Proceeds from Offering	251,000,000
Net Tangible Book Value, Adjusted	$ 114,466,743
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Offering (in Shares) | shares	25,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	18,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Excluded from Net Tangible Book Value Before this Offering [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 421,343
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(3,750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Advisory Fee [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(225,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (125,000,000)
Number of Shares Used, Adjustment (in Shares) | shares	(12,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 4.31
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.69
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 4.38
Net Tangible Book Value	$ (479,600)
Net Tangible Book Value, Proceeds from Offering	251,000,000
Net Tangible Book Value, Adjusted	$ 53,841,743
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Offering (in Shares) | shares	25,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,500,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Excluded from Net Tangible Book Value Before this Offering [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 421,343
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(1,875,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Advisory Fee [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(225,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (187,500,000)
Number of Shares Used, Adjustment (in Shares) | shares	(18,750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (1.09)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	11.09
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ (1.02)
Net Tangible Book Value	$ (479,600)
Net Tangible Book Value, Proceeds from Offering	251,000,000
Net Tangible Book Value, Adjusted	$ (6,783,257)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Offering (in Shares) | shares	25,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Excluded from Net Tangible Book Value Before this Offering [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 421,343
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Advisory Fee [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(225,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (250,000,000)
Number of Shares Used, Adjustment (in Shares) | shares	(25,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)